FINANCE LEASE RECEIVABLES - Schedule of Lease Receivable Balances (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	£ 1,228	£ 1,726
Unearned future finance income on finance leases	(232)	(526)
Rentals received in advance	(14)	(18)
Net investment in finance leases	982	1,182
Not later than 1 year
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	346	314
Net investment in finance leases	277	235
Later than 1 year and not later than 2 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	143	187
Net investment in finance leases	110	135
Later than 2 years and not later than 3 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	230	150
Net investment in finance leases	200	105
Later than 3 years and not later than 4 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	118	199
Net investment in finance leases	96	160
Later than 4 years and not later than 5 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	54	118
Net investment in finance leases	38	88
Later than 5 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	337	758
Net investment in finance leases	£ 261	£ 459